Deposits	12 Months Ended
Dec. 31, 2013
Deposits [Abstract]
Deposits
  9.  Deposits
At December 31, 2013 and 2012, deposits consisted of the following:

	December 31,
	2013	2012
	(In thousands)
Noninterest bearing demand deposit accounts	$118,618	$78,120
Interest bearing accounts:
NOW and money market	238,231	127,812
Savings	107,692	136,101
Time certificates of deposit	197,004	120,048
Total interest bearing accounts	542,927	383,961
Total deposits	$661,545	$462,081

Contractual maturities of time certificates of deposit as of December 31, 2013 and 2012 are summarized below:

	December 31,
	2013	2012
	(In thousands)
2013	$—	$97,401
2014	173,265	12,480
2015	12,294	4,054
2016	5,707	3,018
2017	5,738	3,095
	$197,004	$120,048

Time certificates of deposit in denominations of $100,000 or more were approximately $150.8 million, and $91.7 million at December 31, 2013 and 2012, respectively. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), signed into law on July 21, 2010, permanently raised the maximum deposit insurance amount to $250,000, retroactive to January 1, 2008. The aggregate amount of individual certificate accounts with balances of $250,000 or more were approximately $40.5 million and $21.9 million at December 31, 2013 and 2012, respectively.
The following table summarizes interest expense by account type for the years ended December 31, 2013, 2012 and 2011:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
NOW and money market	$547	$657	$550
Savings	543	846	527
Time certificates of deposit	1,143	864	946
Total interest expense on deposits	$2,233	$2,367	$2,023